Investment Objectives and Goals - VegaShares Buy Now, Pay Later ETF	Dec. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES BUY NOW, PAY LATER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks capital appreciation.